CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company balance sheets (Details)		Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Total assets:
Cash		¥ 104,125,800	$ 14,359,604	¥ 316,974,857
Due from intercompany		2,185,733	301,427	5,501,833
Total current assets		504,413,173	69,561,759	445,617,041
Non-current assets
Total Assets		531,824,577	73,341,964	490,242,084
LIABILITIES AND SHAREHOLDERS' EQUITY
Other current liabilities		5,819,010	802,478	3,533,918
Total Current Liabilities		61,032,862	8,416,817	52,878,284
Total Liabilities		92,673,674	12,780,285	77,357,323
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid-in capital	[1]	580,340,061	80,032,554	516,426,799
Accumulated deficit		(170,440,826)	(23,504,865)	(111,273,525)
Accumulated other comprehensive loss		35,127,173	4,844,259	11,307,461
Total shareholders' equity		449,206,962	61,948,472	420,631,729
Total Liabilities and Equity		531,824,577	73,341,964	490,242,084
Class A ordinary shares [Member]
SHAREHOLDERS' EQUITY
Common stock value	[1]	26,932	3,714	19,461
Class B ordinary shares [Member]
SHAREHOLDERS' EQUITY
Common stock value	[1]	4,693	647	2,604
RECON TECHNOLOGY LTD
Total assets:
Cash		236,146,589	32,566,104	296,838,959	$ 40,935,964	¥ 325,116,815	¥ 22,238,980
Due from intercompany		291,525,426	40,203,195	205,224,961
Other current assets		80,036,017	11,037,471	20,364,424
Total current assets		607,708,032	83,806,770	522,428,344
Non-current assets
Investment in subsidiaries and VIEs		(122,920,490)	(16,951,511)	(77,566,835)
Total Assets		484,787,542	66,855,259	444,861,509
LIABILITIES AND SHAREHOLDERS' EQUITY
Other current liabilities		3,964,912	546,786	7,552,452
Total Current Liabilities		3,964,912	546,786	7,552,452
Warrant liability		31,615,668	4,360,000	16,677,328
Total Liabilities		35,580,580	4,906,786	24,229,780
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid-in capital		580,340,061	80,032,554	516,426,799
Accumulated deficit		(166,291,897)	(22,932,701)	(107,124,596)
Accumulated other comprehensive loss		35,127,173	4,844,259	11,307,461
Total shareholders' equity		449,206,962	61,948,473	420,631,729
Total Liabilities and Equity		484,787,542	66,855,259	444,861,509
RECON TECHNOLOGY LTD | Class A ordinary shares [Member]
SHAREHOLDERS' EQUITY
Common stock value		26,932	3,714	19,461
RECON TECHNOLOGY LTD | Class B ordinary shares [Member]
SHAREHOLDERS' EQUITY
Common stock value		¥ 4,693	$ 647	¥ 2,604

[1]	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024 and change in capital structure on March 29, 2024.